Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Total Revenues [Line Items]
Total revenues	$ 2,348,219	$ 1,994,907	$ 2,203,977	$ 2,282,435	$ 2,274,129	$ 1,955,539	$ 1,931,877	$ 2,100,185	$ 8,829,538	$ 8,261,730	$ 7,066,822
US Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									4,915,055	4,966,353	4,260,177
Canada Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									1,056,031	980,170	781,071
Europe And South Africa Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									1,249,859	960,235	828,816
Asia Pacific Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									1,430,414	1,243,464	1,086,187
Corporate And Other Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									$ 178,179	$ 111,508	$ 110,571